Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
CPE Inc
Income Taxes
Schedule of Income tax provision and earnings for continuing operations

The income tax expense consisted of the following for the years ended December 31 (in thousands):

	2013	2012	2011
Current:
Federal	$(2,325)	$18,064	$20,973
State	95	2,339	1,700
Total current	(2,230)	20,403	22,673
Deferred:
Federal	15,500	40,351	(11,261)
State	(1,640)	1,859	37
Total deferred	13,860	42,210	(11,224)
Total income tax expense	$11,629	$62,614	$11,449

Schedule of tax effects of temporary differences that result in deferred tax assets and deferred tax liabilities for continuing operations

The tax effects of temporary differences that result in deferred tax assets and deferred tax liabilities consisted of the following at December 31 (in thousands):

	2013	2012
Deferred income tax assets:
Property, plant and equipment	$6,870	$30,770
Accrued expense and liabilities	34,221	32,484
Pension and other postretirement benefits	14,642	16,761
Investment in joint venture partnerships	2,514	8,450
Accrued reclamation and mine closure costs	49,143	41,854
Contract rights	33,460	31,838
Tax agreement liability	38,047	41,954
AMT Credit	29,591	26,816
Net operating loss carry forward	10,627	2,197
Other	1,401	3,066
Total deferred income tax assets	220,516	236,190
Less valuation allowance	(12,711)	(17,231)
Net deferred income tax asset	207,805	218,960

Deferred income tax liabilities:
Inventories	(2,633)	(2,919)
Mineral rights	(79,571)	(78,936)
Mark-to-market gain	(9,639)	(4,861)
Other	(6,275)	(3,057)
Total deferred income tax liabilities	(98,118)	(89,773)
Net deferred income tax assets (liabilities)	$109,687	$129,187

Schedule of net deferred income tax assets related to continuing operations as classified in the consolidated balance sheets

Net deferred income tax assets are classified in the consolidated balance sheets at December 31 as follows (in thousands):

	2013	2012
Net current deferred income tax assets	$18,326	$28,112
Net noncurrent deferred income tax assets	91,361	101,075
Net deferred income tax assets	$109,687	$129,187

Schedule of reconciliation of effective tax rate of the Company with U.S. federal statutory income tax rate

	2013	2012	2011
United States federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	(2.4)	1.2	0.9
Percentage depletion deduction	(7.3)	(2.3)	(3.2)
Section 199 domestic manufacturing deduction	—	(0.6)	(0.3)
Change in valuation allowance	(7.1)	(7.1)	(25.4)
Prior year return-to-actual	(0.4)	0.3	(1.3)
Other	0.6	0.2	—
Effective tax rate	18.4%	26.7%	5.7%

CPE Resources
Income Taxes
Schedule of Income tax provision and earnings for continuing operations

The income tax expense (benefit) consisted of the following for the years ended December 31 (in thousands):

	2013	2012	2011
Current:
Federal	$(2,113)	$15,467	$671
State	105	2,345	534
Total current	$(2,008)	$17,812	$1,205
Deferred:
Federal	18,957	30,946	17,340
State	(1,470)	3,278	1,438
Total deferred	17,487	34,224	18,778
Total income tax expense (benefit)	$15,479	$52,036	$19,983

Schedule of tax effects of temporary differences that result in deferred tax assets and deferred tax liabilities for continuing operations

The tax effects of temporary differences that result in deferred tax assets and deferred tax liabilities consisted of the following at December 31 (in thousands):

	2013	2012
Deferred income tax assets:
Property, plant and equipment	$6,870	$30,770
Accrued expense and liabilities	34,222	32,484
Pension and other postretirement benefits	14,642	16,761
Investment in joint venture partnerships	2,514	8,450
Accrued reclamation and mine closure costs	49,143	41,854
Contract rights	33,460	31,838
AMT Credit	29,591	26,816
Net operating loss carry forward	10,627	2,197
Other	1,401	3,064
Total deferred income tax assets	182,470	194,235
Less valuation allowance	(12,711)	(17,231)
Net deferred income tax asset	169,759	177,004

Deferred income tax liabilities:
Inventories	(2,633)	(2,919)
Mineral rights	(79,571)	(78,936)
Mark-to-market	(9,639)	(4,861)
Other	(6,275)	(3,057)
Total deferred income tax liabilities	(98,118)	(89,773)
Net deferred income tax assets (liabilities)	$71,640	$87,232

Schedule of net deferred income tax assets related to continuing operations as classified in the consolidated balance sheets

Net deferred income tax assets are classified in the consolidated balance sheets at December 31 as follows (in thousands):

	2013	2012
Net current deferred income tax assets	$13,366	$21,096
Net noncurrent deferred income tax assets	58,274	66,136
Net deferred income tax assets	$71,640	$87,232

Schedule of reconciliation of effective tax rate of the Company with U.S. federal statutory income tax rate

	2013	2012	2011
United States federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	(1.8)	1.2	0.9
Percentage depletion deduction	(6.2)	(2.6)	(2.9)
Section 199 domestic manufacturing deduction	—	(0.7)	(0.3)
Change in valuation allowance	(6.1)	(8.1)	(23.1)
Prior year return-to-actual	(0.3)	0.3	(0.6)
Other	0.4	0.1	0.1
Effective tax rate	21.0%	25.3%	9.1%